Regulatory Matters - Pending General Rate Case Filings Additional Information (Details) - USD ($) $ in Millions	Jul. 01, 2026	Jun. 23, 2026	Jun. 05, 2026	May 15, 2026	Apr. 24, 2026	Jan. 27, 2026	Jan. 16, 2026	Nov. 03, 2025	Jul. 01, 2025	Dec. 05, 2024	Jul. 27, 2026
Two Thousand Twenty Seven Test Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount									$ 24
Two Thousand Twenty Seven Test Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount									43
Two Thousand Twenty Seven Test Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount									20
Two Thousand Twenty Eight Escalation Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount									21
Two Thousand Twenty Eight Escalation Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount									22
Two Thousand Twenty Eight Escalation Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount									19
Two Thousand Twenty Nine Attrition Year [Member] | Partial Settlement [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amount									22
Two Thousand Twenty Nine Attrition Year [Member] | Revised Proposal [Member]
Public Utilities, General Disclosures [Line Items]
Public utilities, requested rate increase (decrease), amended, amount									26
Two Thousand Twenty Nine Attrition Year [Member] | Construction Work in Progress Excluded [Member]
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount									22
Illinois
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage						10.75%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments		$ 577
Illinois | Public Utility Authorization Effective Date January 1, 2027
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount						$ 15					$ 119
Common equity, percentage						52.42%
Debt ratio, percentage						47.58%
Public utilities, requested rate increase (decrease), amended, amount		107
Illinois | Public Utility Authorization Effective Date January 1, 2028
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, estimated and not approved amount		$ 15
Common equity, percentage						52.74%
Debt ratio, percentage						47.26%
New Jersey
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage							10.75%
Common equity, percentage							55.18%
Debt ratio, percentage							44.82%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments							$ 1,400
General rate case authorizations, annualized incremental revenues, requested rate increase, amount							$ 146
Proposed return on equity, percentage					10.75%
Public utilities, requested rate increase (decrease), amount					$ 145
Public utilities, requested debt capital structure, percentage					46.00%
Public utilities, requested equity capital structure, percentage					54.00%
Virginia
Public Utilities, General Disclosures [Line Items]
Common equity, percentage								51.79%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments								$ 115
General rate case authorizations, annualized incremental revenues, requested rate increase, amount								$ 22
Proposed return on equity, percentage			9.75%					10.75%
Public utilities, requested rate increase (decrease), amount			$ 16
Public utilities, requested equity capital structure, percentage			51.79%
California, Step Increase
Public Utilities, General Disclosures [Line Items]
Authorized return on equity, percentage										10.20%
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments									$ 750
Missouri
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments	$ 1,600
General rate case authorizations, annualized incremental revenues, previously approved infrastructure filings amount	$ 32
Proposed return on equity, percentage	10.50%
Public utilities, requested rate increase (decrease), amount	$ 179
Public utilities, requested debt capital structure, percentage	49.70%
Public utilities, requested equity capital structure, percentage	50.30%
Kentucky
Public Utilities, General Disclosures [Line Items]
General rate case authorizations, annualized incremental revenues, requested rate, increase in capital investments				$ 108
Proposed return on equity, percentage				10.75%
Public utilities, requested rate increase (decrease), amount				$ 18
Public utilities, requested debt capital structure, percentage				47.71%
Public utilities, requested equity capital structure, percentage				52.29%